RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 14, 2023	Jan. 13, 2023	Jan. 03, 2023	Jan. 31, 2024	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jan. 10, 2024	Dec. 14, 2023	Mar. 16, 2023	Aug. 01, 2022
Related Party Transaction [Line Items]
Founder shares vesting, description												Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.						The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Shares subject to forfeiture												127,777						127,777
Aggregate of shares												127,777						127,777
Exercise price																	$ 11.50	$ 11.50
Principal amount																								$ 2,000,000
Loans payable																	$ 30,000	$ 30,000
Costs paid												$ 25,000						25,000
General and administrative expense											$ 75,000		$ 150,000					300,000	$ 300,000
Accrued liabilities																	$ 275,000	$ 275,000	$ 0
Trading days												20 days
Number of trading days commencing												30 days
Number of trading days business combination												150 days
Issuance of warrants, units									10,557,453			10,557,453					11,221,954	11,221,954	15,566,667
Aggregate loan amount							$ 300,000
Proceeds from issuance of unsecured debt							1,000
General and administrative expenses include a credit									$ 350,000			$ 275,000
Stardust Power Inc And Subsidiary [Member]
Related Party Transaction [Line Items]
Price per share																						$ 0.03
Exercise price								$ 11.50							$ 11.50
Principal amount																					$ 1,562,030
General and administrative expense																	$ 178,148
Accrued liabilities								$ 1,053,345							$ 1,053,345		$ 151,284	$ 151,284
Issuance of warrants, units								10,430,800							10,430,800
Other liabilities								$ 75,913							$ 75,913		$ 56,823	$ 56,823
Repayment of notes														$ 1,000,000			1,000,000
Interest expense														7,111			7,111
Capital contribution in exchange of subscription		$ 90												90
Subsequent Event [Member]
Related Party Transaction [Line Items]
Borrowed an additional amount	$ 395,000
January 13, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount			$ 4,000,000
Warrant [Member]
Related Party Transaction [Line Items]
Increase decrease in notes payable related parties current							49,000
January 3, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount				$ 250,000
Unpaid principal amount				$ 250,000
January 3, 2023 Note [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant price				$ 1.50
January 13, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount			$ 4,000,000
Warrant price			$ 1.50
Converted amount			$ 1,750,000
Drawdowns amount									185,000		$ 506,000	646,000	$ 1,454,000					2,726,000
Outstanding principal balance									$ 3,372,000			$ 3,372,000					$ 2,726,000	$ 2,726,000
August One Two Thousand Twenty Two Note [Member]
Related Party Transaction [Line Items]
Principal amount																								$ 2,000,000
Private Placement [Member]
Related Party Transaction [Line Items]
Aggregate of shares																		5,566,667
Warrant price per share												$ 1.50						$ 1.50
Warrants purchase price												$ 8,350,000						$ 8,350,000
Issuance of warrants, units									5,566,667			5,566,667					5,566,667	5,566,667	5,566,667
Private Placement [Member] | Stardust Power Inc And Subsidiary [Member]
Related Party Transaction [Line Items]
Issuance of warrants, units								5,566,667							5,566,667
IPO [Member]
Related Party Transaction [Line Items]
Notes payable							$ 199,000
Common Class A [Member]
Related Party Transaction [Line Items]
Price per share									$ 12.00			$ 12.00					$ 12.00	$ 12.00
Common Class A [Member] | Stardust Power Inc And Subsidiary [Member]
Related Party Transaction [Line Items]
Purchase of ordinary shares					127,777
Common Class A [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Exercise price									$ 11.50			$ 11.50					$ 11.50	$ 11.50
Founder Shares [Member]
Related Party Transaction [Line Items]
Related party costs																				$ 25,000
Price per share																				$ 0.003
Aggregate shares issued						7,500,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture												625,000						625,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Purchase of ordinary shares																				7,187,500
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding principal balance amount									$ 755,000			$ 755,000					$ 755,000	$ 755,000	$ 785,000
Outstanding principal balance																	2,726,000	2,726,000	$ 0
Related Party [Member] | Stardust Power Inc And Subsidiary [Member]
Related Party Transaction [Line Items]
Other liabilities								$ 0							$ 0		0	0
Due to related parties										$ 224,992				$ 224,992		$ 224,992
Expenses paid																$ 1,126,129
Related Party [Member] | August One Two Thousand Twenty Two Note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance amount									755,000			755,000					755,000	755,000
Sponsor [Member]
Related Party Transaction [Line Items]
Other liabilities									$ 0			$ 0					275,000	275,000
Vikasa Capital Partners LLC [Member] | Stardust Power Inc And Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 980,000							$ 980,000		$ 980,000	$ 980,000					$ 1,050,000